Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Pre-closing of the merger with GGI
Balance as of January 1, 2020	—	—	—	879,232
Changes in the consolidated group	200,000,000	—	880,412	(879,232)
Issuance during the year	14,371,808	—	438,340	—
Balance as of December 31, 2020	214,371,808	—	1,318,752	—
Issuance during the year	—	18,032,787	547,157	—
Conversion from Class A to Class B	(17,345,079)	17,345,079	—	—
Issuance of Convertible Notes	—	—	—	35,231
Balance as of December 31, 2021	197,026,729	35,377,866	1,865,909	35,231
Issuance during the period	—	—	—	—
Balance as of June 23, 2022	197,026,729	35,377,866	1,865,909	35,231
Closing of the merger with GGI
Removal of Polestar Automotive Holding Limited from the Group
Exchange of Class A for Class B (1:8.335)	(197,026,729)	1,642,233,575	(1,565,447)	1,565,447
Exchange of Class B for Class A (1:8.335)	294,877,349	(35,377,866)	(281,090)	281,090
Reclassification of GBP Redeemable Preferred Shares	—	—	65	(65)
Issuance of Volvo Cars Preference Shares[1]	58,882,610	—	589	588,237
Issuance to Convertible Note holders	4,306,466	—	43	(43)
Issuance to PIPE investors	26,540,835	—	265	249,735
Issuance to GGI shareholders	82,193,962	—	822	521,285
Listing expense	—	—	—	372,318
Transaction costs	—	—	—	(38,903)
Post-closing of the merger with GGI
Equity-settled share-based payment	876,451	—	9	9,900
Balance as of December 31, 2022	467,677,673	1,642,233,575	21,165	3,584,232
1 - The Volvo Cars Preference Shares subsequently converted into Class A shares following the merger with GGI on June 23, 2022.